INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
United States	$ (5,029,199)	$ (926,698)
Foreign	696,474	893,192
Income (Loss) From Continuing Operations Before Income Taxes	$ (4,332,725)	$ (33,506)